Statement of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 15, 2018
Balance, shares at Oct. 15, 2018
Shares issued for services rendered and liability for stock to be issued
Shares issued for services rendered and liability for stock to be issued, shares
Shares issued under agreements with consultants and employees		$ 200			200
Shares issued under agreements with consultants and employees, shares		2,000,000
Shares issued for cash		$ 143	199,857		200,000
Shares issued for cash, shares		1,428,571
Net loss				(12,800)	(12,800)
Balance at Oct. 31, 2018		$ 343	199,857	(12,800)	187,400
Balance, shares at Oct. 31, 2018		3,428,571
Shares issued for services rendered and liability for stock to be issued		$ 9	12,591		12,600
Shares issued for services rendered and liability for stock to be issued, shares		90,000
Shares issued under agreements with consultants and employees			250		250
Shares issued under agreements with consultants and employees, shares
Net loss				(50,340)	(50,340)
Balance at Jul. 31, 2019		$ 352	$ 212,698	$ (63,140)	$ 149,910
Balance, shares at Jul. 31, 2019		3,518,571